Debt and Interest Costs - Rexam (Details) € in Millions, $ in Millions, £ in Billions	2 Months Ended	12 Months Ended
	Aug. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)	Feb. 28, 2015 GBP (£)
Debt Instrument [Line Items]
Rexam debt assumed				$ 2,800
Rexam
Debt Instrument [Line Items]
Rexam debt assumed				$ 2,792
Assumed debt extinguished	$ 2,700
Payment Of Fees to Lenders to Obtain Financing		$ 32	$ 77
Bridge Facility | Rexam
Debt Instrument [Line Items]
Face amount of debt | £								£ 1.9		£ 3.3
Senior Notes 4.375 percent, due December 2020 | Rexam
Debt Instrument [Line Items]
Face amount of debt									$ 1,000
Senior Notes 3.50 Percent, euro denominated, due December 2020 | Rexam
Debt Instrument [Line Items]
Face amount of debt | €							€ 400
Senior Notes 4.375 percent, euro denominated, due December 2023 | Rexam
Debt Instrument [Line Items]
Face amount of debt | €							€ 700
Term A Loan, due June 2021
Debt Instrument [Line Items]
Face amount of debt						$ 1,400
Term A Loan, due June 2021 | Rexam
Debt Instrument [Line Items]
Face amount of debt						$ 1,400
Term A Loan, euro denominated, due June 2021
Debt Instrument [Line Items]
Face amount of debt | €					€ 1,100
Term A Loan, euro denominated, due June 2021 | Rexam
Debt Instrument [Line Items]
Face amount of debt | €					€ 1,100